Financial Instruments - Summary of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Categories of financial assets and liabilities [Line items]
Financial liabilities	$ 24,466	$ 62,282
Financial Liabilities at Amortized Cost
Categories of financial assets and liabilities [Line items]
Financial liabilities	15,070	59,039
Financial Liabilities at Amortized Cost | Trade and Other Payables
Categories of financial assets and liabilities [Line items]
Financial liabilities	15,070	52,535
Financial Liabilities at Amortized Cost | Loans and Borrowings
Categories of financial assets and liabilities [Line items]
Financial liabilities		6,504
Financial Assets at Amortized Cost
Categories of financial assets and liabilities [Line items]
Financial assets	87,151	76,911
Financial Assets at Amortized Cost | Trade Receivables And Other Assets
Categories of financial assets and liabilities [Line items]
Financial assets	14,201	33,441
Financial Assets at Amortized Cost | Cash and Cash Equivalents
Categories of financial assets and liabilities [Line items]
Financial assets	$ 72,950	$ 43,470